PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

10.PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
Buildings	807,737	798,097	109,339
Medical equipment	522,385	865,416	118,562
Electronic and office equipment	58,999	55,202	7,563
Motor vehicles	3,718	2,649	363
Leasehold improvement and building improvements	81,766	77,683	10,643
Construction in progress	2,466,320	2,307,336	316,104
Total	3,940,925	4,106,383	562,574
Less: accumulated depreciation	(385,042)	(394,273)	(54,017)
Impairment charges	(9,010)	(7,785)	(1,067)
	3,546,873	3,704,325	507,490

Depreciation expenses were RMB88,692, RMB82,124 and RMB84,775 (US$11,614) for the years ended December 31, 2022, 2023 and 2024, respectively. Impairment loss of RMB nil, nil and nil were recognized for network operating segment and impairment loss of nil, nil and nil for hospital operating segment for the years ended December 31, 2022, 2023 and 2024, respectively.

For the years ended December 31, 2022, 2023 and 2024, impairment of nil, RMB7,138 and RMB1,225 (US$168) was written off for network operating segment upon the disposal of medical equipment and construction project. Impairment of nil, nil and nil was written off for hospital operating segment upon the termination of construction project.

The Group held equipment under operating lease contracts with customers with an original cost of RMB124,894 and RMB111,017 (US$15,209) and accumulated depreciation of RMB104,174 and RMB92,448 (US$12,665), as of December 31, 2023 and 2024, respectively.

The total net book value of the Group’s property, plant and equipment pledged as collateral for bank and other borrowings as of December 31, 2023 and 2024 was RMB391,056 and RMB576,261 (US$78,947) (note 19), respectively.

The total net book value of the Group’s construction in progress pledged to secure bank and other borrowings as of December 31, 2023 and 2024 was RMB2,027,277 and RMB1,814,768 (US$ 248,622) (note 19), respectively.